Allowance Movement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended														12 Months Ended														12 Months Ended												3 Months Ended			12 Months Ended												12 Months Ended										12 Months Ended												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 PUERTO RICO	Dec. 31, 2012 PUERTO RICO	Dec. 31, 2013 PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Portfolio Segment Member	Dec. 31, 2012 Commercial Portfolio Segment Member	Dec. 31, 2013 Commercial Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Portfolio Segment Member PUERTO RICO	Dec. 31, 2012 Commercial Portfolio Segment Member PUERTO RICO	Dec. 31, 2013 Commercial Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Portfolio Segment Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Portfolio Segment Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Real Estate Construction Financing Receivable Member	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member	Dec. 31, 2013 Commercial Real Estate Construction Financing Receivable Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Real Estate Construction Financing Receivable Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO	Dec. 31, 2013 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Commercial Real Estate Construction Financing Receivable Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Commercial Real Estate Construction Financing Receivable Member UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Mortgages [Member]	Dec. 31, 2012 Mortgages [Member]	Dec. 31, 2013 Mortgages [Member] Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages [Member] Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Mortgages [Member] Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages [Member] Covered Under Loss Sharing Agreements With F D I C [Member]	Mar. 31, 2011 Mortgages [Member] PUERTO RICO	Dec. 31, 2013 Mortgages [Member] PUERTO RICO	Dec. 31, 2012 Mortgages [Member] PUERTO RICO	Dec. 31, 2013 Mortgages [Member] PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages [Member] PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Mortgages [Member] PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages [Member] PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Mortgages [Member] UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Mortgages [Member] UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Legacy [Member]	Dec. 31, 2012 Legacy [Member]	Dec. 31, 2013 Legacy [Member] Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Legacy [Member] Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Legacy [Member] Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Legacy [Member] Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Legacy [Member] UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Legacy [Member] UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Finance Leases Portfolio Segment Member	Dec. 31, 2012 Finance Leases Portfolio Segment Member	Dec. 31, 2013 Finance Leases Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Finance Leases Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Finance Leases Portfolio Segment Member PUERTO RICO	Dec. 31, 2012 Finance Leases Portfolio Segment Member PUERTO RICO	Dec. 31, 2013 Finance Leases Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Finance Leases Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Finance Leases Portfolio Segment Member PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Consumer [Member]	Dec. 31, 2012 Consumer [Member]	Dec. 31, 2013 Consumer [Member] Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer [Member] Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Consumer [Member] Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer [Member] Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Consumer [Member] PUERTO RICO	Dec. 31, 2012 Consumer [Member] PUERTO RICO	Dec. 31, 2013 Consumer [Member] PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer [Member] PUERTO RICO Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Consumer [Member] PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer [Member] PUERTO RICO Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2013 Consumer [Member] UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]	Dec. 31, 2012 Consumer [Member] UNITED STATES Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 730,607	$ 815,308	$ 538,463	$ 621,701	$ 102,092	$ 108,906	$ 528,867	$ 554,203	$ 445,297	$ 453,402	$ 108,906	$ 124,945	$ 176,404	$ 236,961	$ 369,742	$ 463,904	$ 174,982	$ 297,682	$ 42,198	$ 72,060	$ 170,348	$ 289,675	$ 217,615	$ 255,453	$ 72,060	$ 94,472	$ 80,067	$ 113,979	$ 17,375	$ 28,916	$ 5,342	$ 7,429	$ 19,491	$ 9,946	$ 24,586	$ 15,808	$ 5,862	$ 5,850	$ 9,946	$ 20,435	$ 1,567	$ 2,631	$ 170,289	$ 107,571	$ 156,929	$ 149,375	$ 36,006	$ 20,914		$ 166,336	$ 139,941	$ 119,027	$ 72,322	$ 20,914	$ 5,310	$ 30,348	$ 29,939	$ 33,102	$ 46,228	$ 13,704	$ 33,102	$ 0	$ 0	$ 33,102	$ 46,228	$ 2,894	$ 4,651	$ 10,622	$ 2,894	$ 0	$ 0	$ 10,622	$ 2,894	$ 2,894	$ 4,651	$ 0	$ 0	$ 137,205	$ 164,038	$ 176,884	$ 131,219	$ 4,397	$ 5,986	$ 156,975	$ 105,885	$ 99,899	$ 115,126	$ 5,986	$ 4,728	$ 31,320	$ 44,184
Provision for loan losses	602,563	408,941							547,884	282,067	69,396	74,839	(14,717)	52,035	145,311	141,424							157,433	106,802	(2,255)	23,847	(9,867)	10,775	34,770	17,071							(7,563)	(2,271)	43,653	20,006	(1,320)	(664)	288,301	140,567								258,541	103,482	25,706	21,513	4,054	15,572	(21,981)	3,212					(21,981)	3,212	11,234	(814)							11,234	(814)	0	0	144,928	107,481							128,239	74,868	2,292	9,473	14,397	23,140
Charge-offs	(485,148)	(630,472)							(288,091)	(374,187)	(82,783)	(90,980)	(114,274)	(165,305)	(196,758)	(301,307)							(112,266)	(185,653)	(28,422)	(46,290)	(56,070)	(69,364)	(46,487)	(36,125)							(6,757)	(3,910)	(39,730)	(30,556)	0	(1,659)	(70,253)	(81,903)								(49,418)	(59,286)	(10,679)	(5,909)	(10,156)	(16,708)	(22,528)	(36,529)					(22,528)	(36,529)	(6,034)	(4,680)							(6,034)	(4,680)	0	0	(143,088)	(169,928)							(113,616)	(120,658)	(3,952)	(8,225)	(25,520)	(41,045)
Recoveries	155,178	136,864							84,330	84,015	6,573	102	64,275	52,747	60,182	65,755							26,665	41,013	815	31	32,702	24,711	21,021	7,513							15,399	6,193	5,622	61	0	1,259	4,100	4,054								1,682	2,509	65	0	2,353	1,545	25,111	20,191					25,111	20,191	2,528	3,737							2,528	3,737	0	0	42,236	35,614							38,056	30,563	71	10	4,109	5,041
Net write-down related to loans sold	(362,645)	(34)							(362,645)	0			0	(34)	(161,297)	(34)							(161,297)	0			0	(34)	(1,846)	0							(1,846)	0			0	0	(199,502)	0					13,807			(199,502)	0			0	0	0	0					0	0	0	0							0	0			0	0							0	0			0	0
Balance at end of period	$ 640,555	$ 730,607	$ 538,463	$ 621,701	$ 102,092	$ 108,906	$ 528,867	$ 554,203	$ 426,775	$ 445,297	$ 102,092	$ 108,906	$ 111,688	$ 176,404	$ 217,180	$ 369,742	$ 174,982	$ 297,682	$ 42,198	$ 72,060	$ 170,348	$ 289,675	$ 128,150	$ 217,615	$ 42,198	$ 72,060	$ 46,832	$ 80,067	$ 24,833	$ 17,375	$ 5,342	$ 7,429	$ 19,491	$ 9,946	$ 24,586	$ 15,808	$ 5,095	$ 5,862	$ 19,491	$ 9,946	$ 247	$ 1,567	$ 192,935	$ 170,289	$ 156,929	$ 149,375	$ 36,006	$ 20,914		$ 166,336	$ 139,941	$ 130,330	$ 119,027	$ 36,006	$ 20,914	$ 26,599	$ 30,348	$ 13,704	$ 33,102	$ 13,704	$ 33,102	$ 0	$ 0	$ 13,704	$ 33,102	$ 10,622	$ 2,894	$ 10,622	$ 2,894	$ 0	$ 0	$ 10,622	$ 2,894	$ 10,622	$ 2,894	$ 0	$ 0	$ 181,281	$ 137,205	$ 176,884	$ 131,219	$ 4,397	$ 5,986	$ 156,975	$ 105,885	$ 152,578	$ 99,899	$ 4,397	$ 5,986	$ 24,306	$ 31,320